Schedule of Related Party Transactions (Details) - USD ($)	Jan. 31, 2023		Jul. 31, 2022	Jul. 31, 2021
Subsequent Events [Abstract]
Convertible note – related party	$ 2,000,000
Interest payable	16,667
Subtotal	2,016,667
Unamortized debt issuance costs	(103,942)
Total carrying value of convertible note – related party	1,912,725
Less current portion
Convertible note – related party, net of current portion	$ 1,912,725	[1]	[1]

[1]	On November 9, 2022, the Company effectuated a 1 for 22 reverse stock split. Share amounts have been retroactively restated.